Loan commitments and financial guarantee contracts - Schedule of Remaining Maturity Profile of the Bank's Outstanding Loan Commitments and Financial Guarantee Contracts (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 1,414,380	$ 1,063,706
Due within 1 year
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	1,160,323	901,716
From 1 to 2 years
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	145,127	84,581
Over 2 to 5 years
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	100,643	77,409
More than 5 years
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 8,287	$ 0